Distribution Date:	11/18/21	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	96,446,836.00	0.00	280,395.06	0.00	0.00	280,395.06	96,446,836.00	41.15%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	267,448,000.00	0.00	837,268.25	0.00	0.00	837,268.25	267,448,000.00	41.15%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	38,638,658.89	762,942.82	113,742.55	0.00	0.00	876,685.37	37,875,716.07	41.15%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	67,891,000.00	0.00	226,874.75	0.00	0.00	226,874.75	67,891,000.00	31.20%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	0.00	191,548.24	0.00	0.00	191,548.24	51,503,000.00	23.66%	17.25%
C	12636LBE9	4.801370%	42,139,000.00	42,139,000.00	0.00	168,604.11	0.00	0.00	168,604.11	42,139,000.00	17.49%	12.75%
D	12636LAG5	3.801370%	46,821,000.00	46,821,000.00	0.00	148,319.96	0.00	0.00	148,319.96	46,821,000.00	10.63%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	58,622.54	0.00	0.00	58,622.54	23,410,000.00	7.20%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	23,451.52	0.00	0.00	23,451.52	9,365,000.00	5.83%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	39,780,488.12	0.00	51,266.40	0.00	0.00	51,266.40	39,780,488.12	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	683,442,983.01	762,942.82	2,100,093.38	0.00	0.00	2,863,036.20	682,680,040.19

Notional Certificates
X-A	12636LBA7	1.081460%	723,385,000.00	470,424,494.89	0.00	423,954.48	0.00	0.00	423,954.48	469,661,552.07
X-B	12636LBB5	0.338370%	51,503,000.00	51,503,000.00	0.00	14,522.56	0.00	0.00	14,522.56	51,503,000.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.796370%	23,410,000.00	23,410,000.00	0.00	35,044.19	0.00	0.00	35,044.19	23,410,000.00
X-F	12636LAC4	1.796370%	9,365,000.00	9,365,000.00	0.00	14,019.17	0.00	0.00	14,019.17	9,365,000.00
X-NR	12636LAE0	1.796370%	39,797,933.00	39,780,488.12	0.00	59,550.40	0.00	0.00	59,550.40	39,780,488.12
Notional SubTotal			894,281,933.00	641,303,983.01	0.00	586,108.30	0.00	0.00	586,108.30	640,541,040.19

Deal Distribution Total					762,942.82	2,686,201.68	0.00	0.00	3,449,144.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	567.33432941	0.00000000	1.64938271	0.00000000	0.00000000	0.00000000	0.00000000	1.64938271	567.33432941
A-5	12636LAY6	1,000.00000000	0.00000000	3.13058333	0.00000000	0.00000000	0.00000000	0.00000000	3.13058333	1,000.00000000
A-SB	12636LAZ3	802.64772617	15.84874675	2.36279420	0.00000000	0.00000000	0.00000000	0.00000000	18.21154095	786.79897941
A-S	12636LBC3	1,000.00000000	0.00000000	3.34175001	0.00000000	0.00000000	0.00000000	0.00000000	3.34175001	1,000.00000000
B	12636LBD1	1,000.00000000	0.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	3.71916665	1,000.00000000
C	12636LBE9	1,000.00000000	0.00000000	4.00114170	0.00000000	0.00000000	0.00000000	0.00000000	4.00114170	1,000.00000000
D	12636LAG5	1,000.00000000	0.00000000	3.16780846	0.00000000	0.00000000	0.00000000	0.00000000	3.16780846	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	2.50416660	0.00000000	0.00000000	0.00000000	0.00000000	2.50416660	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	2.50416658	0.00000000	0.00000000	0.00000000	0.00000000	2.50416658	1,000.00000000
NR	12636LAQ3	999.56166367	0.00000000	1.28816740	1.21490154	25.66100154	0.00000000	0.00000000	1.28816740	999.56166367
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	650.30999383	0.00000000	0.58607032	0.00000000	0.00000000	0.00000000	0.00000000	0.58607032	649.25530951
X-B	12636LBB5	1,000.00000000	0.00000000	0.28197503	0.00000000	0.00000000	0.00000000	0.00000000	0.28197503	1,000.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.49697522	0.00000000	0.00000000	0.00000000	0.00000000	1.49697522	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.49697491	0.00000000	0.00000000	0.00000000	0.00000000	1.49697491	1,000.00000000
X-NR	12636LAE0	999.56166367	0.00000000	1.49631892	0.00000000	0.00000000	0.00000000	0.00000000	1.49631892	999.56166367

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	280,395.06	0.00	280,395.06	0.00	0.00	0.00	280,395.06	0.00
A-5	10/01/21 - 10/30/21	30	0.00	837,268.25	0.00	837,268.25	0.00	0.00	0.00	837,268.25	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	113,742.55	0.00	113,742.55	0.00	0.00	0.00	113,742.55	0.00
X-A	10/01/21 - 10/30/21	30	0.00	423,954.48	0.00	423,954.48	0.00	0.00	0.00	423,954.48	0.00
X-B	10/01/21 - 10/30/21	30	0.00	14,522.56	0.00	14,522.56	0.00	0.00	0.00	14,522.56	0.00
X-D	10/01/21 - 10/30/21	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	10/01/21 - 10/30/21	30	0.00	35,044.19	0.00	35,044.19	0.00	0.00	0.00	35,044.19	0.00
X-F	10/01/21 - 10/30/21	30	0.00	14,019.17	0.00	14,019.17	0.00	0.00	0.00	14,019.17	0.00
X-NR	10/01/21 - 10/30/21	30	0.00	59,550.40	0.00	59,550.40	0.00	0.00	0.00	59,550.40	0.00
A-S	10/01/21 - 10/30/21	30	0.00	226,874.75	0.00	226,874.75	0.00	0.00	0.00	226,874.75	0.00
B	10/01/21 - 10/30/21	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	10/01/21 - 10/30/21	30	0.00	168,604.11	0.00	168,604.11	0.00	0.00	0.00	168,604.11	0.00
D	10/01/21 - 10/30/21	30	0.00	148,319.96	0.00	148,319.96	0.00	0.00	0.00	148,319.96	0.00
E	10/01/21 - 10/30/21	30	0.00	58,622.54	0.00	58,622.54	0.00	0.00	0.00	58,622.54	0.00
F	10/01/21 - 10/30/21	30	0.00	23,451.52	0.00	23,451.52	0.00	0.00	0.00	23,451.52	0.00
NR	10/01/21 - 10/30/21	30	970,474.02	99,616.97	0.00	99,616.97	48,350.57	0.00	0.00	51,266.40	1,021,254.82
Totals			970,474.02	2,734,552.25	0.00	2,734,552.25	48,350.57	0.00	0.00	2,686,201.68	1,021,254.82

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,449,144.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,744,394.36	Master Servicing Fee	4,321.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,707.68
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	294.26
ARD Interest	0.00	Operating Advisor Fee	1,518.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,744,394.36	Total Fees	9,842.13

Principal		Expenses/Reimbursements
Scheduled Principal	762,942.82	Reimbursement for Interest on Advances	273.88
Unscheduled Principal Collections		ASER Amount	27,827.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,003.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	245.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	762,942.82	Total Expenses/Reimbursements	48,350.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,686,201.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	762,942.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,449,144.50
Total Funds Collected	3,507,337.18	Total Funds Distributed	3,507,337.20

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	683,442,983.01	683,442,983.01	Beginning Certificate Balance	683,442,983.01
(-) Scheduled Principal Collections	762,942.82	762,942.82	(-) Principal Distributions	762,942.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	682,680,040.19	682,680,040.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	683,738,572.18	683,738,572.18	Ending Certificate Balance	682,680,040.19
Ending Actual Collateral Balance	682,982,630.46	682,982,630.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP
	4,999,999 or less	17	63,201,202.21	9.26%	48	4.8954	1.546515	1.2499 or less	11	127,071,839.95	18.61%	42	4.7980	0.542934
5,000,000 to 9,999,999		10	67,539,806.46	9.89%	47	4.8499	1.470617	1.2500 to 1.4999	16	139,169,588.31	20.39%	47	4.9122	1.350398
10,000,000 to 19,999,999		11	152,311,839.35	22.31%	47	4.7789	1.364540	1.5000 to 1.7499	10	178,296,414.92	26.12%	47	4.5826	1.566083
20,000,000 to 24,999,999		4	80,453,569.03	11.78%	38	4.7984	0.804312	1.7500 to 1.9999	4	128,276,136.55	18.79%	48	4.2877	1.788867
25,000,000 to 49,999,999		3	88,297,805.36	12.93%	47	4.5623	1.852893	2.0000 to 2.2499	2	19,125,502.14	2.80%	47	4.8825	2.044379
	50,000,000 or greater	3	199,601,597.75	29.24%	48	4.3865	1.644849	2.2500 to 2.4999	2	35,415,894.31	5.19%	48	4.6785	2.384250
	Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957	2.5000 to 2.7499	1	4,957,037.17	0.73%	48	4.7100	2.570000
								2.7500 to 3.9999	2	19,093,406.81	2.80%	47	4.5287	3.123148
								4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	31,274,220.03	4.58%	47	4.9279	NAP	Wisconsin	3	21,420,173.91	3.14%	47	4.6840	1.338129
Arkansas	1	2,908,072.81	0.43%	47	4.5100	1.420000	Totals	72	682,680,040.19	100.00%	46	4.6631	1.475957
California	5	93,388,373.14	13.68%	39	4.6412	1.581965
									Property Type³
Colorado	1	2,519,414.64	0.37%	48	4.8900	1.420000
Florida	2	21,177,756.70	3.10%	48	4.8376	1.707747		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	13,704,655.72	2.01%	45	5.0620	0.826721		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	5,589,237.29	0.82%	48	4.9600	1.420000	Defeased	11	31,274,220.03	4.58%	47	4.9279	NAP
Indiana	2	34,503,728.50	5.05%	47	4.2849	1.730354	Industrial	5	111,004,039.84	16.26%	48	4.4130	1.739334
Iowa	1	16,531,277.90	2.42%	47	4.7350	1.360000	Lodging	8	91,366,116.09	13.38%	39	4.6537	1.022729
Louisiana	4	22,132,059.43	3.24%	48	4.8479	1.323562	Mobile Home Park	8	28,086,717.52	4.11%	48	4.8486	1.551487
Maryland	1	27,393,984.39	4.01%	46	4.8600	1.260000	Multi-Family	11	187,848,386.84	27.52%	47	4.6115	1.251109
Nevada	3	18,165,539.42	2.66%	47	4.5092	2.538410	Office	11	121,584,016.80	17.81%	47	4.7493	1.497030
New Jersey	1	20,000,000.00	2.93%	47	4.9900	(0.360000)	Retail	15	106,559,504.84	15.61%	48	4.7955	1.892537
New York	2	94,333,136.75	13.82%	48	4.3399	1.753570	Self Storage	3	4,957,037.17	0.73%	48	4.7100	2.570000
North Carolina	3	23,306,978.39	3.41%	48	4.9527	0.524567	Totals	72	682,680,040.19	100.00%	46	4.6631	1.475957
Ohio	9	36,294,486.52	5.32%	47	4.8586	1.663415
Oklahoma	2	7,072,752.88	1.04%	48	5.0500	1.440000
Pennsylvania	3	67,616,223.13	9.90%	47	4.7293	1.455857
South Carolina	1	6,037,872.92	0.88%	48	4.6600	1.620000
Tennessee	1	12,766,575.75	1.87%	47	4.5980	0.460000
Texas	6	25,797,251.91	3.78%	48	5.0478	1.538487
Utah	2	10,426,680.16	1.53%	48	5.0234	1.395604
Virginia	3	9,177,197.79	1.34%	47	4.9170	3.050037
Washington	1	1,642,389.05	0.24%	47	4.8300	1.740000
Washington, DC	1	57,500,000.00	8.42%	48	4.2280	1.560000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	2	85,896,873.79	12.58%	48	4.1953	1.642648	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	100,500,000.00	14.72%	48	4.2894	1.927761	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	17	238,345,567.13	34.91%	44	4.6707	1.472593	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	19	165,684,615.75	24.27%	47	4.8935	1.235831	49 months or greater	48	651,405,820.16	95.42%	46	4.6504	1.476089
	5.0000% or greater	8	60,978,763.49	8.93%	48	5.1463	1.163528	Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957
	Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP
	60 months or less	48	651,405,820.16	95.42%	46	4.6504	1.476089	Interest Only	3	158,000,000.00	23.14%	48	4.2671	1.793924
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	45	493,405,820.16	72.27%	46	4.7731	1.374311
	Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	31,274,220.03	4.58%	47	4.9279	NAP				None
Underwriter's Information		2	28,691,300.09	4.20%	47	4.9702	1.342281
	12 months or less	43	569,688,616.54	83.45%	46	4.6456	1.531749
	13 months to 24 months	2	48,396,873.79	7.09%	47	4.4848	0.913248
	25 months or greater	1	4,629,029.74	0.68%	47	4.9900	1.340000
	Totals	52	682,680,040.19	100.00%	46	4.6631	1.475957
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.280%	320,643.33	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	11/06/21
4	10104323	1	MF	Washington	DC	Actual/360	4.228%	209,344.72	0.00	0.00	N/A	11/06/25	--	57,500,000.00	57,500,000.00	11/06/21
5	10104324	1	OF	Philadelphia	PA	Actual/360	4.720%	224,229.22	66,881.52	0.00	N/A	10/06/25	--	55,168,479.27	55,101,597.75	11/06/21
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.690%	131,442.48	39,509.71	0.00	N/A	11/06/25	--	32,546,456.89	32,506,947.18	11/06/21
7	10101709	1	LO	Indianapolis	IN	Actual/360	4.129%	101,123.53	44,341.12	0.00	N/A	10/06/25	--	28,441,214.91	28,396,873.79	11/06/21
8	10101034	1	MF	Fort Washington	MD	Actual/360	4.860%	114,779.55	32,430.72	0.00	N/A	09/06/25	--	27,426,415.11	27,393,984.39	11/06/21
9	10104326	1	Various Various		Various	Actual/360	5.050%	88,071.03	49,141.20	0.00	N/A	11/06/25	--	20,252,681.24	20,203,540.04	11/06/21
10	10104327	1	OF	Escondido	CA	Actual/360	4.604%	79,710.17	35,175.72	0.00	N/A	10/06/25	--	20,105,702.57	20,070,526.85	11/06/21
11	10101985	1	LO	Commerce	CA	Actual/360	4.550%	79,185.48	30,901.19	0.00	N/A	11/06/22	--	20,210,403.33	20,179,502.14	11/06/21
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.990%	85,938.89	0.00	0.00	N/A	10/06/25	--	20,000,000.00	20,000,000.00	10/06/20
13	10102454	1	MF	Tampa	FL	Actual/360	4.850%	74,843.99	24,098.23	0.00	N/A	11/06/25	--	17,920,742.38	17,896,644.15	11/06/21
14	10104329	1	MF	Raeford	NC	Actual/360	4.870%	68,208.14	26,994.72	0.00	N/A	11/06/25	--	16,264,774.28	16,237,779.56	11/06/21
15	10104330	1	OF	Torrance	CA	Actual/360	4.680%	67,292.81	25,328.30	0.00	N/A	08/06/25	--	16,697,968.59	16,672,640.29	11/06/21
16	10104331	1	OF	Worthington	OH	Actual/360	4.890%	65,552.59	25,892.95	0.00	N/A	10/06/25	--	15,567,604.10	15,541,711.15	11/06/21
17	10104332	1	MF	Ames	IA	Actual/360	4.735%	67,485.53	19,999.39	0.00	N/A	10/06/25	--	16,551,277.29	16,531,277.90	11/06/19
19	10104333	1	MH	Various	Various	Actual/360	5.000%	56,067.56	21,234.75	0.00	N/A	10/06/25	--	13,022,142.22	13,000,907.47	11/06/21
20	10104334	1	MF	Nashville	TN	Actual/360	4.598%	50,636.52	22,398.27	0.00	N/A	10/06/25	--	12,788,974.02	12,766,575.75	11/06/21
22	10104336	1	RT	Las Vegas	NV	Actual/360	4.350%	50,568.75	0.00	0.00	N/A	10/06/25	--	13,500,000.00	13,500,000.00	11/06/21
23	10104337	1	RT	Frisco	TX	Actual/360	5.290%	55,465.52	16,078.69	0.00	N/A	11/06/25	--	12,176,100.88	12,160,022.19	09/06/21
25	10104338	1	MH	Various	Various	Actual/360	4.890%	44,476.66	17,467.75	0.00	N/A	11/06/25	--	10,562,437.11	10,544,969.36	11/06/21
26	10104339	1	MF	Greenfield	WI	Actual/360	4.701%	41,021.48	17,332.04	0.00	N/A	11/06/25	--	10,133,556.46	10,116,224.42	11/06/21
27	10104340	1	MF	Broussard	LA	Actual/360	4.720%	42,100.72	14,301.99	0.00	N/A	11/06/25	--	10,358,296.57	10,343,994.58	11/06/21
28	10104341	1	IN	Westerville	OH	Actual/360	4.662%	38,598.62	16,651.50	0.00	N/A	10/06/25	--	9,614,801.71	9,598,150.21	11/06/21
30	10101980	1	MF	Waupaca	WI	Actual/360	4.710%	34,107.31	14,441.54	0.00	N/A	10/06/25	--	8,409,444.95	8,395,003.41	11/06/21
31	10098389	1	LO	Augusta	GA	Actual/360	4.890%	32,340.36	19,697.56	0.00	N/A	06/06/25	--	7,680,275.53	7,660,577.97	11/06/21
32	10101983	1	RT	Red Lion	PA	Actual/360	4.910%	30,586.20	11,920.58	0.00	N/A	11/06/25	--	7,234,106.02	7,222,185.44	11/06/21
33	10104343	1	MF	El Paso	TX	Actual/360	4.550%	28,384.50	10,349.70	0.00	N/A	11/06/25	--	7,244,538.13	7,234,188.43	11/06/21
34	10104344	1	MF	Houston	TX	Actual/360	5.400%	29,691.79	9,615.37	0.00	N/A	11/06/25	--	6,385,332.17	6,375,716.80	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	10104345	1	LO	Atlanta	GA	Actual/360	5.280%	27,522.79	9,322.42	0.00	N/A	11/06/25	--	6,053,400.18	6,044,077.76	11/06/21
37	10102420	1	MH	Indianapolis	IN	Actual/360	5.010%	26,382.88	8,550.26	0.00	N/A	11/06/25	--	6,115,404.97	6,106,854.71	11/06/21
38	10104346	1	LO	Stony Creek	VA	Actual/360	4.960%	23,929.37	9,202.17	0.00	N/A	10/06/25	--	5,602,608.98	5,593,406.81	11/06/21
39	10101846	1	MF	Clemson	SC	Actual/360	4.660%	24,258.28	7,387.01	0.00	N/A	11/06/25	--	6,045,259.93	6,037,872.92	11/06/21
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.960%	23,903.68	7,357.53	0.00	N/A	11/06/25	--	5,596,594.82	5,589,237.29	11/06/21
41	10104348	1	OF	Shaker Heights	OH	Actual/360	5.080%	21,128.95	7,717.72	0.00	N/A	11/06/25	--	4,830,086.87	4,822,369.15	11/01/21
42	10104349	1	RT	Philadelphia	PA	Actual/360	4.580%	20,873.71	233.13	0.00	N/A	10/06/25	--	5,292,673.07	5,292,439.94	11/06/21
43	10104350	1	SS	Various	TX	Actual/360	4.710%	20,132.77	6,867.66	0.00	N/A	11/06/25	--	4,963,904.83	4,957,037.17	11/06/21
44	10104351	1	MH	Las Vegas	NV	Actual/360	4.668%	18,773.73	7,062.08	0.00	N/A	10/06/25	--	4,670,469.41	4,663,407.33	11/06/21
45	10104352	1	RT	Las Vegas	NV	Actual/360	4.970%	19,995.55	6,621.25	0.00	N/A	10/06/25	--	4,672,160.67	4,665,539.42	11/06/21
46	10104353	1	MF	St George	UT	Actual/360	4.990%	19,916.85	6,089.37	0.00	N/A	10/06/25	--	4,635,119.11	4,629,029.74	11/06/21
47	10104354	1	RT	Frisco	TX	Actual/360	4.780%	17,692.46	5,863.11	0.00	N/A	11/06/25	--	4,298,343.79	4,292,480.68	11/06/21
48	10104355	1	RT	Houston	TX	Actual/360	5.020%	18,988.52	4,954.46	0.00	N/A	11/06/25	--	4,392,666.33	4,387,711.87	11/06/21
49	10104356	1	MH	Fullerton	CA	Actual/360	4.730%	16,151.72	6,747.75	0.00	N/A	11/06/25	--	3,965,504.43	3,958,756.68	11/06/21
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.850%	15,004.69	8,952.09	0.00	N/A	11/06/25	--	3,592,743.08	3,583,790.99	11/06/21
51	10104358	1	RT	Houma	LA	Actual/360	5.110%	16,578.81	5,163.77	0.00	N/A	11/06/25	--	3,767,673.90	3,762,510.13	11/06/21
52	10104359	1	LO	Lumberton	NC	Actual/360	5.500%	16,574.81	7,988.69	0.00	N/A	11/06/25	--	3,499,666.33	3,491,677.64	11/06/21
53	10104360	1	RT	New Lebanon	OH	Actual/360	4.980%	14,645.57	7,757.96	0.00	N/A	10/06/25	--	3,415,212.31	3,407,454.35	11/06/21
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.794%	14,788.72	4,872.63	0.00	N/A	11/06/25	--	3,582,393.82	3,577,521.19	11/06/21
55	10104362	1	RT	Miami	FL	Actual/360	4.770%	13,495.83	4,542.62	0.00	N/A	09/06/25	--	3,285,655.17	3,281,112.55	11/06/21
56	10104363	1	MH	Springfield	OH	Actual/360	4.830%	12,185.22	4,925.39	0.00	N/A	10/06/25	--	2,929,727.05	2,924,801.66	11/06/21
57	10104364	1	MH	Plover	WI	Actual/360	4.550%	11,417.58	5,146.09	0.00	N/A	10/06/25	--	2,914,093.22	2,908,947.13	11/06/21
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.510%	11,311.95	4,667.36	0.00	N/A	10/06/25	--	2,912,740.17	2,908,072.81	11/06/21
59	10104366	1	MH	Woodland	WA	Actual/360	4.830%	6,842.47	2,765.79	0.00	N/A	10/06/25	--	1,645,154.84	1,642,389.05	11/06/21
Totals								2,744,394.36	762,942.82	0.00				683,442,983.01	682,680,040.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	9,778,754.64	5,018,756.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	4,101,144.04	1,967,136.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,163,969.07	2,885,062.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,074,960.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	0.00	4,133,447.62	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	1,933,829.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,481,955.77	1,278,971.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,158,106.47	1,119,891.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,280,664.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	(1,097,133.66)	10/01/19	09/30/20	--	0.00	0.00	85,691.23	1,096,022.37	0.00	0.00
13	1	2,132,780.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	214,621.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,388,150.65	678,407.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,497,956.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	09/13/21	6,832,008.81	411,007.87	59,452.82	1,465,251.00	276,511.93	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	419,597.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,825,750.17	881,296.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	--	0.00	0.00	71,393.44	142,921.60	0.00	0.00
25	1	1,093,930.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	848,392.64	680,250.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	742,325.64	783,321.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,328,194.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	622,990.32	658,665.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	994,232.74	1,068,661.24	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	671,846.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1	51,966.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	586,764.30	290,314.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	438,464.34	1,211,900.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	534,727.52	310,231.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	554,982.41	552,203.24	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	418,010.90	360,451.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	311,374.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	219,788.17	421,710.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	518,199.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	534,247.22	07/01/18	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	423,532.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	494,622.34	252,758.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	479,734.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	160,914.76	10/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	470,596.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	456,437.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	399,425.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	342,280.37	162,973.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	389,760.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	269,914.69	68,176.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	473,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	295,557.43	71,152.58	04/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	204,087.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		54,087,838.42	24,453,769.37				6,832,008.81	411,007.87	216,537.49	2,704,194.97	276,511.93	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	1	12,160,022.19	0	0.00	2	36,531,277.90	0	0.00	1	16,531,277.90	0	0.00	0	0.00	0	0.00	4.663076%	4.646353%	46
10/18/21	0	0.00	0	0.00	2	36,551,277.29	0	0.00	1	16,551,277.29	0	0.00	0	0.00	0	0.00	4.663211%	4.646487%	47
09/17/21	0	0.00	0	0.00	2	36,573,366.47	1	0.00	1	16,573,366.47	0	0.00	0	0.00	1	12,871,860.20	4.663357%	4.646632%	48
08/17/21	0	0.00	0	0.00	3	65,125,865.74	1	12,892,318.31	1	16,593,194.94	0	0.00	0	0.00	0	0.00	4.663980%	4.647298%	48
07/16/21	0	0.00	0	0.00	3	65,189,473.69	1	12,912,694.13	1	16,612,942.89	0	0.00	0	0.00	0	0.00	4.664110%	4.647427%	49
06/17/21	0	0.00	0	0.00	3	65,258,296.43	1	12,934,666.31	1	16,634,789.70	0	0.00	0	0.00	1	12,000,000.00	4.664251%	4.647567%	50
05/17/21	0	0.00	0	0.00	3	65,321,413.65	1	12,954,871.79	1	16,654,368.74	0	0.00	0	0.00	0	0.00	4.645606%	4.628959%	50
04/16/21	1	6,111,094.36	0	0.00	3	65,389,763.21	0	0.00	1	16,676,052.74	0	0.00	0	0.00	0	0.00	4.645765%	4.629117%	51
03/17/21	1	3,804,774.89	0	0.00	3	65,452,393.28	0	0.00	1	16,695,464.22	0	0.00	0	0.00	0	0.00	4.645909%	4.629260%	52
02/18/21	1	12,312,802.49	0	0.00	3	65,531,240.47	0	0.00	1	16,721,368.06	0	0.00	0	0.00	0	0.00	4.646093%	4.629443%	53
01/15/21	0	0.00	1	20,000,000.00	2	45,593,345.83	0	0.00	1	16,740,595.53	1	12,000,000.00	0	0.00	0	0.00	4.646235%	4.629584%	54
12/17/20	0	0.00	0	0.00	2	45,655,221.20	0	0.00	1	16,759,744.92	0	0.00	0	0.00	0	0.00	4.646376%	4.629725%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	10104328	10/06/20	12	3	85,691.23	1,096,022.37	0.00	20,000,000.00	01/06/21	13
17	10104332	11/06/19	23	3	59,452.82	1,465,251.00	1,655,836.28	16,800,000.00	11/14/18	7			09/29/20
23	10104337	09/06/21	1	1	71,393.44	142,921.60	5,546.02	12,193,890.36	04/30/19	13
Totals					216,537.49	2,704,194.97	1,661,382.30	48,993,890.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		20,179,502	20,179,502		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		575,500,538	526,809,238	32,160,022		16,531,278
49 - 60 Months		0	0		0	0
> 60 Months		87,000,000	87,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	682,680,040	633,988,740	12,160,022	0	20,000,000	16,531,278
Oct-21	683,442,983	646,891,706	0	0	20,000,000	16,551,277
Sep-21	684,269,659	647,696,292	0	0	20,000,000	16,573,366
Aug-21	697,918,398	619,900,214	0	0	61,424,989	16,593,195
Jul-21	698,692,091	620,589,924	0	0	61,489,225	16,612,943
Jun-21	699,531,462	621,338,499	0	0	61,558,173	16,634,790
May-21	712,298,541	634,022,255	0	0	61,621,917	16,654,369
Apr-21	713,131,535	616,653,998	6,111,094	0	73,690,390	16,676,053
Mar-21	713,892,053	619,638,169	3,804,775	0	73,753,645	16,695,464
Feb-21	714,857,321	623,991,537	12,312,802	0	61,831,613	16,721,368
Jan-21	715,618,209	624,983,267	0	20,000,000	53,894,347	16,740,596
Dec-20	716,368,531	645,651,938	0	0	53,956,848	16,759,745
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	10101709	28,396,873.79	28,396,873.79	53,200,000.00	12/01/20	3,159,472.62	1.81000	03/31/20	10/06/25	290
12	10104328	20,000,000.00	20,000,000.00	87,400,000.00	03/19/21	(1,475,290.66)	(0.36000)	09/30/20	10/06/25	290
17	10104332	16,531,277.90	16,800,000.00	14,500,000.00	08/17/21	1,480,837.06	1.36000	06/30/15	10/06/25	290
23	10104337	12,160,022.19	12,193,890.36	18,500,000.00	08/29/15	1,190,089.89	1.31819	08/31/15	11/06/25	290
46	10104353	4,629,029.74	4,629,029.74	8,900,000.00	09/02/15	507,319.22	1.34000	06/30/19	10/06/25	290
Totals		81,717,203.62	82,019,793.89	182,500,000.00		4,862,428.13

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	10101709	LO	IN	09/29/20	8
Special Servicer comments are not available for this cycle.

12	10104328	LO	NJ	01/06/21	13
"	11/12/2021

10/5/2021: Loan was transferred to Special Servicing on 1/6/2021 due to Imminent Default. Loan is currently past due for 11/6/2020 payment. Sponsor will no longer support the Hotel, and is cooperating in a friendly foreclosure process with the appointment of a receiver. Consensual foreclosure action filed 3/30/2021. Receiver appointed on 4/12/2021. Receiver responsible for managing the facility under existing Franchise Agreement. Receiver and Lender's counsel are working with Marriott to determine capital requirements and brand standards required for the extension of Marriot Agreement. The property is operating at 100% on weekends and averaging 60%+ on weekdays. Iron Hound, on behalf of

Borrower, made a modified DPO offer to Midland, which did not warrant discussion and rejected. A revised offer was received by Borrower advisor on 9/21. Building A, building B and land are all under review and valuation analysis. Midland continues working with Borrower advisor on terms to reinstate the loan.
"

17	10104332	MF	IA	11/14/18	7
"	11/12/2021	Foreclosure of collateral occurred on 9/29/20. As of 7/31/21, property is 94.5% pre-leased for AY 21-22. Property is being marketed for sale, monetization of the asset is expected by 12/31/21.
"

23	10104337	RT	TX	04/30/19	13
"	11/12/2021

Loan transferred to Special Servicing for Imminent Default. The loan went into payment default following the expiration of LA Fitness' lease. Special Servicer is evaluating the Loan and collateral in order to recommend the appropriate course of action.
"

46	10104353	MF	UT	09/23/19	98
"	11/12/2021

Counsel has been engaged. Addressing DST structure and casualty event at property due to flooding. Default notices sent out. Working with Borrower to complete review of property remediation and negotiating settlement.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01600%	71,313,195.89 4.01600%		9	08/27/20	07/06/20	09/11/20
24	10101719	1	12,000,000.00	3.55000%	12,000,000.00 3.55000%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743 11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	202.39	17,446.25	0.02%
21	10104335 09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	0.00	0.00	0.00%
24	10101719 06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		95,991,261.18	48,100,000.00	98,576,386.74	2,554,298.77	98,576,386.74	96,022,087.97	17,648.64	0.00	202.39	17,446.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	10098743	12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00	17,446.25
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
21	10104335	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,446.25	0.00	0.00	17,446.25	0.00	0.00	17,446.25

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,135.22	0.00	0.00	0.00	0.00	0.00	91.31	0.00	0.00	0.00
12	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,563.12	0.00	0.00	27,827.15	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	177.99	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.98	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.60	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	245.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,003.90	0.00	245.64	27,827.15	0.00	0.00	273.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		48,350.57

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Supplemental Notes
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